Financial risk management (Details 11) $ in Millions	Jun. 30, 2024 USD ($)
Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	$ (33,920)
Dollar Per Real [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	62,660
Dollar Per Real [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(541)
Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	2,434
Dollar Per Real [Member] | Probable Scenario [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(4,496)
Dollar Per Real [Member] | Probable Scenario [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	39
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(6,783)
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	12,532
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(108)
Dollar Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(13,567)
Dollar Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	25,064
Dollar Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(216)
Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(574)
Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(15)
Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(114)
Euro Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(230)
Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(36,032)
Pound Sterling Per Dollar [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1,505)
Pound Sterling Per Dollar [Member] | Probable Scenario [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(29)
Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(301)
Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(602)
Pound Sterling Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(35)
Pound Sterling Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	2
Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(7)
Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(14)
Euro Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(13)
Euro Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1
Euro Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2)
Euro Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(5)
Peso Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(5)
Peso Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2)
Peso Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(4)
Currency risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	2,388
Currency risk [member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(7,209)
Currency risk [member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(14,422)
Derivatives Assets [Member] | Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	11,548
Derivatives Assets [Member] | Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(829)
Derivatives Assets [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	2,310
Derivatives Assets [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	4,619
Derivatives Assets [Member] | Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1,489
Derivatives Assets [Member] | Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	37
Derivatives Assets [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	298
Derivatives Assets [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	595
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1,555
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	30
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	311
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	622
Derivatives Assets [Member] | Pound Sterling Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1
Derivatives Assets [Member] | Euro Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	4
Derivatives Assets [Member] | Euro Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1
Derivatives Assets [Member] | Euro Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	2
Derivatives Assets [Member] | Peso Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	15
Derivatives Assets [Member] | Peso Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2)
Derivatives Assets [Member] | Peso Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(4)
Derivative Liabilities [Member] | Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(107,587)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	7,720
Derivative Liabilities [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(21,517)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(43,034)
Derivative Liabilities [Member] | Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2,063)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(52)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(412)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(825)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(3,060)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(59)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(612)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1,224)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(36)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	2
Derivative Liabilities [Member] | Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(7)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(14)
Derivative Liabilities [Member] | Euro Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1
Derivative Liabilities [Member] | Euro Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(3)
Derivative Liabilities [Member] | Euro Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(7)
Derivative Liabilities [Member] | Peso Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(5)
Euro Per Real [Member] | Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(17)
Peso Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	$ 15